Schedule of maturity analysis (Details) - GBP (£)	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	£ 2,464,678	£ 2,730,308
Interest	502,458	589,825
Present value	1,962,220	2,140,483
Sale And Leaseback Arrangements [Member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received
Interest
Lease liabilities
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	2,458,572	2,685,855
Interest	502,410	588,445
Present value	1,956,162	2,097,410
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	453,121	495,482
Interest	154,075	167,449
Present value	299,046	328,033
Not later than one year [member] | Sale And Leaseback Arrangements [Member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	6,106	44,452
Interest	48	1,380
Lease liabilities	6,058	43,073
Not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	447,015	451,029
Interest	154,027	166,069
Present value	292,988	284,960
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	1,788,060	1,788,060
Interest	341,587	400,029
Present value	1,446,473	1,388,031
Later than one year and not later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	1,788,060	1,788,060
Interest	341,587	400,029
Present value	1,446,473	1,388,031
Later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	223,497	446,766
Interest	6,796	22,347
Present value	216,701	424,419
Later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	223,497	446,766
Interest	6,796	22,347
Present value	£ 216,701	£ 424,419